Investment Securities (Details 2) (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015
Amortized Cost
Due in one year or less	$ 235	$ 230
Due after one year through five years	13,190	14,463
Due after five years through ten years	30,294	28,289
Due after ten years	36,738	36,118
Amortized Cost	80,457	79,100	$ 80,335
Estimated Fair Value
Due in one year or less	235	230
Due after one year through five years	13,151	14,546
Due after five years through ten years	29,792	28,798
Due after ten years	36,191	36,549
Estimated Fair Value	$ 79,369	$ 80,123	$ 79,921